Income Taxes - Schedule of Components of the Income Tax Provision (Details)	6 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)
Income Tax Disclosure [Abstract]
Tax Jurisdiction of Domicile [Extensible Enumeration]	HONG KONG	HONG KONG
Current tax:
Hong Kong	$ 15,628	$ 1,993	$ 0
Total current tax	15,628	1,993	0
Deferred tax:
Hong Kong	(6,336)	(808)	(211,956)
Total deferred tax	(6,336)	(808)	(211,956)
Income tax (benefit) expense	$ 9,292	$ 1,185	$ (211,956)